Warrants (Details) - USD ($)						1 Months Ended				3 Months Ended		12 Months Ended
	Jul. 18, 2023	Oct. 31, 2021	Aug. 31, 2021	May 31, 2021	Jan. 31, 2020	Jul. 31, 2023	Jul. 18, 2023	May 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Nov. 30, 2022	Feb. 28, 2022	Jul. 30, 2016	Feb. 29, 2016
Warrants [Line Items]
Warrant to purchase shares					173,067					8,625,000		8,625,000
Fair value of warrant (in Dollars)										$ (7,246,000)	$ (209,000)	$ (29,310,000)	$ 5,211,000
Expected volatility, percentage										112.00%		95.00%
Risk free interest rate										1.90%		1.90%
Dividend yield (in Dollars)
Outstanding warrants										27,637,266		27,637,266
Number of shares issued										350,000		350,000
Common stock issued and outstanding percentage										2.795%		2.795%
Common stock trading days.										10 days		10 days
Warrant vesting shares										350,000		350,000
Warrant vesting agreement exercisable shares.										150,000		150,000
Warrant liability (in Dollars)									$ 14,152,000	$ 3,877,000		$ 9,817,000	14,152,000
Reduction to additional paid-in capital (in Dollars)										9,500,000		9,500,000
Other income (in Dollars)										$ 1,519,000	$ 317,000	$ (29,862,000)	(1,858,000)
Warrant exercise price (in Dollars per share)										$ 0.01		$ 0.01
Other income and expense (in Dollars)										$ 20,000.00
Risk free interest rate, percentage										4.90%		4.48%
Carlyle Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares						1,995,879						2,190,604				2,886,952
Number of share exercisable																1,995,879
Fair value of warrant (in Dollars)										$ 3,100,000
Risk free interest rate										3.90%		3.90%
Dividend yield (in Dollars)
Outstanding warrants						1,995,879
Other income (in Dollars)										$ 6,400,000		14,400,000
Warrant exercise price (in Dollars per share)																$ 0.01
Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares															656,630
Fair value of warrant (in Dollars)												$ 6,000,000
Outstanding warrants												1,995,879
Warrant expired term										Jul. 18, 2030		Jul. 18, 2030
Number of shares issued										1,995,879		1,995,879
Warrant liability (in Dollars)										$ 20,400,000		$ 20,400,000
Reduction to additional paid-in capital (in Dollars)										$ 10,900,000		$ 10,900,000
Series D-7 Preferred Stock [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share)										$ 2.5		$ 2.5
Series D-7 Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)	$ 2,400,000												7.8
Warrant exercise price (in Dollars per share)										$ 2.04		$ 2.04
Replacement warrants [Member]
Warrants [Line Items]
Warrant to purchase shares														656,630
Public, Private Placement, and Working Capital Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares										6,266,667		6,266,667
Fair value of warrant (in Dollars)										$ 800,000		$ 300,000
Other income (in Dollars)										$ 500,000		$ 6,400,000
Warrant exercise price (in Dollars per share)										$ 11.5		$ 11.5
Private Placement Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)										$ 6,700,000		$ 6,700,000
Working capital warrants												716,668
Series B Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)									$ 100,000
Warrant exercise price (in Dollars per share)																		$ 4.3
Series C Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares																	148,477
Fair value of warrant (in Dollars)							$ 2,300,000
Expected term												10 years
Expected volatility, percentage					62.50%							62.50%
Dividend yield (in Dollars)
Warrant exercise price (in Dollars per share)																	$ 1
Risk free interest rate, percentage					1.50%							1.50%
Series C-1 Warrants (Converted to Common Stock Warrants) [Member]
Warrants [Line Items]
Warrant to purchase shares					173,067
Fair value of warrant (in Dollars)					$ 100,000							$ 100,000
Expected term					10 years
Warrant exercise price (in Dollars per share)					$ 0.01
SVB Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares			2,525	2,473
Fair value of warrant (in Dollars)			$ 100,000	$ 100,000
Expected term			12 years	12 years
Expected volatility, percentage			73.00%	73.00%
Dividend yield (in Dollars)
Warrant exercise price (in Dollars per share)			$ 0.62	$ 0.38
Risk free interest rate, percentage			1.30%	1.70%
Promissory Note Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares		24,148
Fair value of warrant (in Dollars)		$ 100,000
Expected term		10 years
Expected volatility, percentage		73.00%
Dividend yield (in Dollars)
Warrant exercise price (in Dollars per share)		$ 0.01
Risk free interest rate, percentage		1.50%
November 2022 Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares								31,680							78,962
Fair value of warrant (in Dollars)								$ 100,000
Expected term								1 year 6 months
Expected volatility, percentage								78.50%
Dividend yield (in Dollars)
Warrant exercise price (in Dollars per share)								$ 0.01							$ 8
Risk free interest rate, percentage								4.70%
Warrant exercised								31,680
July 2023 Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares						38,981
Warrant exercise price (in Dollars per share)						$ 0.01
Warrant Consideration [Member]
Warrants [Line Items]
Warrant to purchase shares						6,266,572
Warrant exercise price (in Dollars per share)						$ 11.5
Warrant term						10 years
Common Stock [Member]
Warrants [Line Items]
Common stock price (in Dollars per share)										$ 0.01		$ 0.01
Common Stock [Member] | Warrant [Member]
Warrants [Line Items]
Number of shares issued										150,000		150,000
Black-Scholes model [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)										$ 3,400,000		$ 3,400,000
Expected term										7 years		7 years
Expected volatility, percentage										73.00%		73.00%
Black-Scholes model [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)										$ 20,400,000		$ 20,400,000
Expected term										7 years		7 years
Expected volatility, percentage										77.00%		77.00%
Complete Solaria [Member]
Warrants [Line Items]
Number of shares issued										250,000		250,000
Series D-7 Preferred Stock [Member]
Warrants [Line Items]
Warrant to purchase shares										518,752					518,752
Warrant exercise price (in Dollars per share)										$ 5		$ 5
Second Tranche Series D-7 preferred stock [Member]
Warrants [Line Items]
Warrant to purchase shares										137,878		137,878
Common Stock for the First Tranche [Member]
Warrants [Line Items]
Common stock price (in Dollars per share)	$ 2.5						$ 2.5
Common Stock for the Second Tranche [Member]
Warrants [Line Items]
Common stock price (in Dollars per share)	$ 5						$ 5
Series D-7 Preferred Stock Converted into Warrants to Purchase [Member]
Warrants [Line Items]
Warrant to purchase shares														1,376,414
Series B Preferred Stock [Member]
Warrants [Line Items]
Warrant to purchase shares																		5,054
Common Class A [Member] | Series B Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)							$ 100,000
Series C Preferred Stock [Member]
Warrants [Line Items]
Number of share exercisable																	482,969
Fair value of warrant (in Dollars)							$ 2,300,000						$ 6,300,000
Merger Transaction [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share)										$ 4.09		$ 4.09
Public Warrants [Member] | Public, Private Placement, and Working Capital Warrants [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share)										$ 11.5		$ 11.5
Private Placement Warrants [Member]
Warrants [Line Items]
Working capital warrants										716,668
Private Placement Warrants [Member] | Warrant [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)										$ 300,000
Private Placement [Member] | Public, Private Placement, and Working Capital Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)												$ 300,000
Other income (in Dollars)												$ 100,000
Working capital warrants												10,000.00
Private Placement [Member] | July 2023 Common Stock Warrants [Member]
Warrants [Line Items]
Fair value of warrant (in Dollars)						$ 200,000
Private Placement [Member] | Class A Common Stock Equals or Exceeds Threshold Two [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share)						$ 0.01